Submission	Apr. 08, 2026
Submission [Line Items]
Central Index Key	0002089283
Registrant Name	Eagle Nuclear Energy Corp.
Registration File Number	333-294464
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES